CURRENT/NON-CURRENT DISTINCTION	12 Months Ended
Dec. 31, 2022
CURRENT/NON-CURRENT DISTINCTION
CURRENT/NON-CURRENT DISTINCTION

29.    CURRENT/NON-CURRENT DISTINCTION

Grupo Supervielle has adopted the presentation of all assets and liabilities in order of liquidity due to this presentation provides information that is reliable and more relevant,

As of December 31, 2022 and 2021, the amount expected to be recovered or settled after more than twelve months for each asset and liability line item is as follows:

	12/31/2022			12/31/2021
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
ASSETS	period	period	Total	period	period	Total
Cash and due from banks	48,399,468	—	48,399,468	63,452,161	—	63,452,161
Cash	19,122,146	—	19,122,146	24,523,137	—	24,523,137
Argentine Central Bank	27,184,409	—	27,184,409	35,324,768	—	35,324,768
Other local financial institutions	2,064,305	—	2,064,305	2,353,797	—	2,353,797
Others	28,608	—	28,608	1,250,459	—	1,250,459
Debt Securities at fair value through profit or loss	22,384,677	—	22,384,677	38,486,623	—	38,486,623
Derivatives	295,555	—	295,555	432,164	—	432,164
Reverse Repo transactions	21,581,438	—	21,581,438	83,468,057	—	83,468,057
Other financial assets	8,107,119	—	8,107,119	27,120,979	—	27,120,979
Loans and other financing	188,125,734	47,465,464	235,591,198	225,329,776	77,523,617	302,853,393
To the non-financial public sector	41,241	236,461	277,702	44,292	—	44,292
To the financial sector	599,994	44,539	644,533	23,689	125,974	149,663
To the Non-Financial Private Sector and Foreign residents	187,484,499	47,184,464	234,668,963	225,261,795	77,397,643	302,659,438
Other debt securities	245,157,911	24,577,140	269,735,051	142,602,508	11,148,218	153,750,726
Financial assets in guarantee	14,468,665	—	14,468,665	16,635,209	—	16,635,209
Current income tax assets	976,073	—	976,073	1,714,745	—	1,714,745
Inventories	67,090	—	67,090	266,428	—	266,428
Investments in equity instruments	—	502,560	502,560	—	514,799	514,799
Property, plant and equipment	—	18,373,792	18,373,792	—	21,495,256	21,495,256
Investment Property	—	16,903,052	16,903,052	—	16,943,351	16,943,351
Intangible assets	—	22,275,852	22,275,852	—	22,249,482	22,249,482
Deferred income tax assets	1,813,368	10,383,500	12,196,868	945,220	5,356,254	6,301,474
Other non-financial assets	2,388,102	2,620,737	5,008,839	2,212,722	2,580,940	4,793,662
TOTAL ASSETS	553,765,200	143,102,097	696,867,297	602,666,592	157,811,917	760,478,509

	12/31/2022			12/31/2021
	No more than			No more than
	12 months	More than 12		12 months	More than 12
	after the	months after		after the	months after
	reporting	the reporting		reporting	the reporting
LIABILITIES	period	period	Total	period	period	Total
Deposits	547,516,823	112	547,516,935	561,891,112	5,595	561,896,707
Non-financial public sector	27,843,116	—	27,843,116	22,352,551	—	22,352,551
Financial sector	101,430	—	101,430	76,162	—	76,162
Non-financial private sector and foreign residents	519,572,277	112	519,572,389	539,462,399	5,595	539,467,994
Liabilities at fair value through profit or loss	2,139,170	—	2,139,170	3,999,525	—	3,999,525
Other financial liabilities	17,423,147	682,335	18,105,482	45,229,097	1,093,193	46,322,290
Financing received from the Argentine Central Bank and other financial institutions	4,000,796	1,528,880	5,529,676	11,401,927	777,610	12,179,537
Unsubordinated negotiable Obligations	561,409	—	561,409	665,458	1,397,869	2,063,327
Provisions	10,720	1,680,936	1,691,656	128,920	1,650,849	1,779,769
Deferred income tax liability	181,543	—	181,543	120,258	—	120,258
Other non-financial liabilities	28,795,393	—	28,795,393	31,700,398	—	31,700,398
TOTAL LIABILITIES	600,629,001	3,892,263	604,521,264	655,136,695	4,925,116	660,061,811